TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 16 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Transactions with related parties

Expenses:

	Year ended December 31,
	2018	2019	2020
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	2,680	1,934	2,391
Number of individuals to which this benefit related	6	4	4
Compensation and benefits to directors, including benefit component of equity instrument grants	307	280	373
Number of individuals to which this benefit related	7	7	7

Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2018	2019	2020
	in USD thousands
Salaries and other short-term employee benefits	1,669	1,415	1,656
Post-employment benefits	137	115	126
Other long-term benefits	35	31	33
Share-based compensation	1,146	653	949
	2,987	2,214	2,764